Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,580)	$ (2,141)	$ (11,006)	$ (4,574)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Amortization on securities, net	174	107	144	147
Depreciation	490	487	657	659
Provision for loan losses	1,137	2,867	6,171	8,340
Gain on sale of securities	(141)	(104)	(104)	(139)
Write-down on foreclosed assets	424	255	901	468
Write-down on other real estate owned	424	255
Gain on sale of loans	(609)	(467)	(722)	(825)
Originations of loans for sale	(28,693)	(24,721)	(38,821)	(44,838)
Proceeds from sales of loans	29,302	25,188	40,680	45,663
(Gain)/loss on sale of foreclosed assets	20	28	(69)	3
Deferred income taxes			4,681	(3,558)
Compensation cost of stock options	10	10	12	13
Change in cash value of life insurance	(180)	(182)	(243)	(239)
Change in interest receivable and other assets	(2,500)	1,004	(2,828)	1,023
Change in interest payable and other liabilities	343	33	574	49
Net cash provided by (used in) operating activities	(1,803)	2,364	27	2,192
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of securities available for sale	(29,752)	(13,029)	(23,626)	(30,205)
Proceeds from maturities and calls of securities available for sale	18,547	13,429	21,723	26,124
Proceeds from sales of securities available for sale	4,392	2,526	2,526	5,424
Proceeds from sales of foreclosed assets and other real estate owned	1,053	7,889	6,147	2,778
Net change in interest-bearing time deposits	1,494	1,194	(1,392)	(4,209)
Proceeds from Federal Home Loan Bank stock redemption	3,503
Net change in loans	(1,334)	131	15,168	(5,225)
Premises and equipment expenditures, net	(240)	(201)	(243)	(329)
Net cash from (used in) investing activities	(2,337)	11,939	20,303	(5,642)
CASH FLOWS FROM FINANCING ACTIVITIES
Non-interest bearing and interest-bearing demand deposits and savings	3,996	(2,488)	9,099	23,161
Certificates and other time deposits	2,333	(15,180)	(17,078)	(12,392)
Proceeds of borrowings		2,000	2,000	13,000
Repayment of borrowings		(2,200)	(2,200)	(13,300)
Dividends paid on preferred stock			(380)	(380)
Net cash from (used in) financing activities	6,329	(17,868)	(8,559)	10,089
Change in cash and cash equivalents	2,189	(3,565)	11,771	6,639
Cash and cash equivalents at beginning of period	44,258	32,487	32,487	25,848
CASH AND CASH EQUIVALENTS AT END OF PERIOD	46,447	28,922	44,258	32,487
Supplemental disclosures
Interest paid	1,601	1,932	2,513	3,596
Transfers from loans to foreclosed assets			7,949	3,861
Income taxes paid
Transfers from loans to real estate held for investment				4,318
Transfers from loans to foreclosed assets and real estate held for investment	$ 2,237	$ 4,053